Fees Summary	Oct. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 882,000
Previously Paid Amount	0.00
Total Fee Amount	135.03
Total Offset Amount	0.00
Net Fee	135.03
Narrative - Max Aggregate Offering Price	$ 882,000
Final Prospectus	true